Registration No. 33-11371

1940 Act File No. 811-4982

Filed Pursuant to Rule 497(e)

HEARTLAND GROUP, INC.

Heartland Mid Cap Value Fund

Investor (HRMDX)

Institutional (HNMDX)

Heartland Value Plus Fund

Investor (HRVIX)

Institutional (HNVIX)

Heartland Value Fund

Investor (HRTVX)

Institutional (HNTVX)

Supplement dated December 20, 2021 to the

Prospectus and Summary Prospectuses, each dated May 1, 2021

Special Meeting of Shareholders

The Board of Directors of Heartland Group, Inc. (“Heartland”) has determined to hold a special meeting of shareholders in the second quarter of 2022. Two proposals will be presented to shareholders for approval. First, shareholders will be asked to approve a new investment advisory agreement for each of the funds listed above (each, a “Fund”), which are all of the series of Heartland, as a result of the anticipated change of control of Heartland Advisors, Inc., the investment adviser to each Fund (“Heartland Advisors”). Second, shareholders of Heartland will be asked to elect six nominees to serve as Directors of Heartland. The nominees include four incumbent Directors – Mr. Ward D. Armstrong, Mr. Dale J. Kent, Mr. Robert A. Rudell and Mr. William (“Will”) R. Nasgovitz – and two new director nominees: Ms. Dianna Gonzales-Burdin and Ms. Dina A. Tantra.

As part of Heartland Advisors’ succession plan, Mr. William (“Bill”) J. Nasgovitz, the controlling shareholder of Heartland Advisors’ parent company, intends to transfer a controlling interest in Heartland Advisors to Will Nasgovitz, the Chief Executive Officer of Heartland Advisors, in 2022. The change in control over the voting shares of Heartland Advisors’ parent company from Bill Nasgovitz to Will Nasgovitz will constitute an “assignment” of each Fund’s investment advisory agreement within the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”). An investment advisory agreement automatically terminates upon its “assignment” under the applicable provisions of the 1940 Act.

The Board of Directors of Heartland approved a new investment advisory agreement for each Fund on December 14, 2021. The new investment advisory agreement will become effective following shareholder approval of the new agreement and upon closing of the change of control transaction.

Prior to the special shareholder meeting in 2022, shareholders entitled to vote at the special meeting will receive proxy materials discussing these proposals, including the change in greater detail.

This Supplement should be retained with your Prospectus for future reference.

The date of this Supplement to the Prospectus is December 20, 2021

Registration No. 33-11371

1940 Act File No. 811-4982

Filed Pursuant to Rule 497(e)

HEARTLAND GROUP, INC.

Heartland Mid Cap Value Fund

Investor (HRMDX)

Institutional (HNMDX)

Heartland Value Plus Fund

Investor (HRVIX)

Institutional (HNVIX)

Heartland Value Fund

Investor (HRTVX)

Institutional (HNTVX)

Supplement dated December 20, 2021 to the

Statement of Additional Information dated May 1, 2021

Special Meeting of Shareholders

The Board of Directors of Heartland Group, Inc. (“Heartland”) has determined to hold a special meeting of shareholders in the second quarter of 2022. Two proposals will be presented to shareholders for approval. First, shareholders will be asked to approve a new investment advisory agreement for each of the funds listed above (each, a “Fund”), which are all of the series of Heartland, as a result of the anticipated change of control of Heartland Advisors, Inc., the investment adviser to each Fund. Second, shareholders of Heartland will be asked to elect six nominees to serve as Directors of Heartland. The nominees include four incumbent Directors – Mr. Ward D. Armstrong, Mr. Dale J. Kent, Mr. Robert A. Rudell and Mr. Will Nasgovitz – and two new director nominees: Ms. Dianna Gonzales-Burdin and Ms. Dina A. Tantra. Ms. Dianna Gonzales-Burdin and Ms. Dina A. Tantra are currently serving as Board observers of Heartland pursuant to agreements that provide for their attendance at certain meetings of the Board as non-voting observers and payment of per-meeting fees from Heartland.

Prior to the special shareholder meeting in 2022, shareholders entitled to vote at the special meeting will receive proxy materials discussing these proposals in greater detail.

This Supplement should be retained with the SAI for future reference.

The date of this SAI Supplement is December 20, 2021.